GOLDMAN SACHS VARIABLE INSURANCE TRUST
Institutional and Service Shares of the
Goldman Sachs VIT Global Trends Allocation Fund
(the “Fund”)
Supplement dated October 22, 2021 to the
Prospectuses, Summary Prospectuses and Statement of Additional Information (“SAI”),
each dated April 30, 2021, as supplemented to date
IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY
Upon the recommendation of Goldman Sachs Asset Management, L.P. (the “Investment Adviser”), the Board of Trustees of the Goldman Sachs Variable Insurance Trust recently approved changes to the Fund’s name and principal investment strategy. The Fund’s current investment objective and benchmark indices will remain the same. The Fund’s name will change to the “Goldman Sachs VIT Trend Driven Allocation Fund.”
The change to the Fund’s name will be effective after the close of business on December 31, 2021 (the “Name Change Effective Date”) and the change to the Fund’s principal investment strategy will be effective after the close of business on January 31, 2022 (the “Principal Strategy Effective Date”).
The Fund will experience higher portfolio turnover (i.e., the purchase and sale of instruments and securities) as the Investment Adviser implements these changes to the investment strategy. A high rate of portfolio turnover will generally result in increased transaction costs, including brokerage commissions, which must be borne by the Fund and its shareholders, and may result in higher capital gains for taxable shareholders. Shareholders should contact their tax advisers concerning the tax consequences of the repositioning.
Accordingly, on the Name Change Effective Date, the Fund’s Prospectuses and Summary Prospectuses are revised as follows:
All references in the Prospectuses, Summary Prospectuses and SAI to the “Goldman Sachs VIT Global Trends Allocation Fund” are replaced with “Goldman Sachs VIT Trend Driven Allocation Fund.”
On the Principal Strategy Effective Date, the Fund’s Prospectuses and Summary Prospectuses are revised as follows:
The following replaces in its entirety the “Goldman Sachs VIT Global Trends Allocation Fund—Summary—Principal Strategy” section of the Prospectuses and “Principal Strategy” section of the Summary Prospectuses:
The Fund primarily seeks to achieve its investment objective by investing in a portfolio of U.S. and non‑U.S. equity securities and U.S. fixed income securities. The Fund may invest in one or a combination of the following securities and instruments: pooled investment vehicles, including exchange-traded funds (“ETFs”) and other investment companies; equity securities of U.S. and non‑U.S. issuers; U.S. fixed income securities; and derivatives that provide exposure to a broad spectrum of asset classes and geographic regions. Under normal market conditions, the Fund expects to invest at least 50% of its assets in equity investments and at least 30% of its assets in fixed income investments.
The Investment Adviser makes investment decisions based upon its analysis of “trends” from around the world. Trends are used by the Investment Adviser to allocate the Fund’s relative weighting to equity and fixed income securities. The trends analyzed by the Investment Adviser are based on, but are not limited to, relative considerations around the prices and volatility of the underlying markets.
Further, as a result of the trends analysis, the Investment Adviser may allocate more of the Fund’s assets to investments with relatively strong recent trends and allocate assets away from investments with relatively poor recent trends. The percentage of the Fund’s portfolio exposed to any asset class or geographic region will vary from time to time as the weightings of the Fund change, and the Fund may not be invested in each asset class at all times. At times, the Fund may be heavily invested in certain asset classes or geographic regions, depending on the asset allocation of the strategy. The Fund may invest without restriction as to issuer capitalization, currency, maturity or credit rating.
As part of the Fund’s investment strategy, the Investment Adviser seeks to manage volatility and limit losses by allocating the Fund’s assets away from risky investments in distressed or volatile market environments. In this context, volatility is a statistical measurement of the magnitude of up and/or down fluctuations in the value of a financial instrument or index. In distressed or volatile market environments, the Fund may also hold significant amounts of U.S. Treasury, short-term, or other fixed income investments, including money market funds and repurchase agreements or cash, and at times may invest up to 100% of its assets in such investments. While the Investment Adviser attempts to manage the Fund’s volatility, there can be no guarantee that the Fund will be successful.
The Fund’s investments in derivatives may include: (i) futures contracts, including futures based on securities and/or indices; (ii) swaps, including interest rate, total return, variance, and/or index swaps, and swaps on futures contracts; (iii) options, including long and short positions in call options and put options on indices, or currencies, swaptions and options on futures contracts; and (iv) structured notes. The Fund may engage in forward foreign currency transactions for both investment and hedging purposes.
The Quantitative Investment Strategies (“QIS”) team uses a systematic, rules-based approach, in combination with a qualitative overlay, to select the investments of the Fund. The Fund may make investment decisions that deviate from those generated by the QIS team’s proprietary models, at the discretion of the Investment Adviser. In addition, the Investment Adviser may, in its discretion, make changes to its quantitative techniques, including the trends analyzed, or use other quantitative techniques that are based on the Investment Adviser’s proprietary research.
The Fund’s blended benchmark is a composite of 60% Morgan Stanley Capital International (MSCI) World Index (Net, USD, Hedged) / 40% Bloomberg U.S. Treasury Index

(Total Return, USD, Unhedged) (the “60% MSCI World / 40% Bloomberg U.S. Treasury Index” or “Composite Index”), as discussed further under “Performance.”
The following replaces the “Foreign and Emerging Countries Risk” under the “Goldman Sachs VIT Global Trends Allocation Fund—Summary—Principal Risks of the Fund” section of the Prospectuses and the “Principal Risks of the Fund” section of the Summary Prospectuses:
Foreign Risk.  Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which the Fund invests. The imposition of exchange controls (including repatriation restrictions), sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.
In the “Goldman Sachs VIT Global Trends Allocation Fund—Summary—Principal Risks of the Fund” section of the Prospectuses and the “Principal Risks of the Fund” section of the Summary Prospectuses, “Mid-Cap and Small-Cap Risk” and “Sovereign Default Risk” are removed.
The following replaces in its entirety the first paragraph under the “Goldman Sachs VIT Global Trends Allocation Fund—Summary—Performance” section of the Institutional Shares Prospectus and “Performance” section of the Institutional Shares Summary Prospectus:
The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Institutional Shares from year to year; and (b) how the average annual total returns of the Fund’s Institutional Shares compare to those of certain broad-based securities market indices and to the 60% MSCI World / 40% Bloomberg Barclays U.S. Treasury Index, a composite representation prepared by the Investment Adviser of the performance of the Fund’s asset classes weighted according to their respective weightings in the Fund’s target range. The Composite Index is comprised of the Morgan Stanley Capital International (MSCI) World Index (Net, USD, Hedged) (60%) and the Bloomberg Barclays U.S. Treasury Index (Total Return, USD, Unhedged) (40%). Between May 1, 2015, through December 31, 2021, the Fund had been known as the Goldman Sachs VIT Global Trends Allocation Fund and since the Fund’s inception through April 30, 2015, the Fund had been known as the Goldman Sachs Global Markets Navigator Fund, and its investment objective and certain of its strategies differed. Performance information set forth below prior to the close of business on December 31, 2021, reflects the performance resulting from the Fund’s former investment objective and strategies. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In addition, performance reflects Fund level expenses but does not reflect the fees and expenses associated with any variable annuity contract or variable life insurance policy that uses the Fund as an investment option for any contract or policy. Had performance reflected all of those fees and expenses, performance would have been reduced.
The following replaces in its entirety the first paragraph under the “Goldman Sachs VIT Global Trends Allocation Fund—Summary—Performance” section of the Service Shares Prospectus and “Performance” section of the Service Shares Summary Prospectus:
The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Service Shares from year to year; and (b) how the average annual total returns of the Fund’s Service Shares compare to those of certain broad-based securities market indices and to the 60% MSCI World / 40% Bloomberg Barclays U.S. Treasury Index, a composite representation prepared by the Investment Adviser of the performance of the Fund’s asset classes weighted according to their respective weightings in the Fund’s target range. The Composite Index is comprised of the Morgan Stanley Capital International (MSCI) World Index (Net, USD, Hedged) (60%) and the Bloomberg Barclays U.S. Treasury Index (Total Return, USD, Unhedged) (40%). Between May 1, 2015, through December 31, 2021, the Fund had been known as the Goldman Sachs VIT Global Trends Allocation Fund and since the Fund’s inception through April 30, 2015, the Fund had been known as the Goldman Sachs Global Markets Navigator Fund, and its investment objective and certain of its strategies differed. Performance information set forth below prior to the close of business on December 31, 2021, reflects the performance resulting from the Fund’s former investment objective and strategies. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In addition, performance reflects Fund level expenses but does not reflect the fees and expenses associated with any variable annuity contract or variable life insurance policy that uses the Fund as an investment option for any contract or policy. Had performance reflected all of those fees and expenses, performance would have been reduced.
The following replaces in its entirety the “Investment Management Approach—Principal Investment Strategies” section of the Prospectuses:
The Fund primarily seeks to achieve its investment objective by investing in a portfolio of U.S. and non‑U.S. equity securities and U.S. fixed income securities. The Fund may invest in one or a combination of the following securities and instruments: pooled investment vehicles, including ETFs and other investment companies; equity securities of U.S. and non‑U.S. issuers; U.S. fixed income securities; and derivatives that provide exposure to a broad spectrum of asset classes and geographic regions. Under normal market conditions, the Fund expects to invest at least 50% of its assets in equity investments and at least 30% of its assets in fixed income investments.

The Investment Adviser makes investment decisions based upon its analysis of “trends” from around the world. Trends are used by the Investment Adviser to allocate the Fund’s relative weighting to equity and fixed income securities. The trends analyzed by the Investment Adviser are based on, but are not limited to, relative considerations around the prices and volatility of the underlying markets.
Further, as a result of the trends analysis, the Investment Adviser may allocate more of the Fund’s assets to investments with relatively strong recent trends and allocate assets away from investments with relatively poor recent trends. The percentage of the Fund’s portfolio exposed to any asset class or geographic region will vary from time to time as the weightings of the Fund change, and the Fund may not be invested in each asset class at all times. At times, the Fund may be heavily invested in certain asset classes or geographic regions, depending on the asset allocation of the strategy. The Fund may invest without restriction as to issuer capitalization, currency, maturity or credit rating.
As part of the Fund’s investment strategy, the Investment Adviser seeks to manage volatility and limit losses by allocating the Fund’s assets away from risky investments in distressed or volatile market environments. In this context, volatility is a statistical measurement of the magnitude of up and/or down fluctuations in the value of a financial instrument or index. In distressed or volatile market environments, the Fund may also hold significant amounts of U.S. Treasury, short-term, or other fixed income investments, including money market funds and repurchase agreements or cash, and at times may invest up to 100% of its assets in such investments. While the Investment Adviser attempts to manage the Fund’s volatility, there can be no guarantee that the Fund will be successful.
The Fund’s investments in derivatives may include: (i) futures contracts, including futures based on securities and/or indices; (ii) swaps, including interest rate, total return, variance, and/or index swaps, and swaps on futures contracts; (iii) options, including long and short positions in call options and put options on indices, or currencies, swaptions and options on futures contracts; and (iv) structured notes. The Fund may engage in forward foreign currency transactions for both investment and hedging purposes.
The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategy in attempting to respond to adverse market, political or other conditions. For temporary defensive purposes, the Fund may invest up to 100% of its total assets in securities issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored enterprises (“U.S. Government Securities”); commercial paper rated at least A‑2 by S&P Global Ratings (“Standard & Poor’s”), P‑2 by Moody’s Investors Service, Inc. (“Moody’s”), or having a comparable credit rating from another nationally recognized statistical rating organization (“NRSRO”) (or if unrated, determined by the Investment Adviser to be of comparable quality); certificates of deposit, bankers’ acceptances, repurchase agreements, non‑convertible preferred stocks and non‑convertible corporate bonds with a remaining maturity of less than one year; ETFs and other investment companies and cash items. When the Fund’s assets are invested in such instruments, the Fund may not be achieving its investment objective.

The QIS team’s investment selection process generally relies on quantitative techniques. From time to time the Investment Adviser may, in its discretion, also utilize a qualitative overlay. As a result of the qualitative overlay, the Fund’s investments may not correspond to those generated by the Investment Adviser’s proprietary models. The Fund may make investment decisions that deviate from those generated by the QIS team’s proprietary models, at the discretion of the Investment Adviser, for a number of reasons including, but not limited to, corporate actions (e.g., reorganizations, mergers and buy‑outs), industry events and/ or trading liquidity. In addition, the Investment Adviser may, in its discretion, make changes to its quantitative techniques, including the trends analyzed, or use other quantitative techniques that are based on the Investment Adviser’s proprietary research.
The Fund’s benchmark index is the 60% MSCI World / 40% Bloomberg U.S. Treasury Composite Index. The MSCI World Index (Net, USD, Hedged) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of 23 developed markets. The Bloomberg U.S. Treasury Index (Total Return, USD, Unhedged) represents an unmanaged diversified portfolio of nominal fixed income securities issued by the U.S. Treasury. The Composite Index is a composite representation prepared by the Investment Adviser of the performance of the Fund’s asset classes weighted according to their respective weightings in the Fund’s target range.
The following replaces in its entirety the “Investment Securities” table under the “Investment Management Approach” section of the Prospectuses:

10	Percent of total assets (including securities lending collateral) (italic type)
10	Percent of net assets (excluding borrowings for investment purposes) (roman type)
•	No specific percentage limitation on usage; limited only by the objective and strategies of the Fund

Trend Driven Allocation Fund
Investment Securities

American, European and Global Depositary Receipts	•

Equity Investments	•

Fixed Income Securities	•

Foreign Securities	•

Non‑Investment Grade Fixed Income Securities[3]	•

REITs	•

Structured Securities (which may include equity linked notes)	•

Temporary Investments	•

U.S. Government Securities	•

3.	May be rated BB+ or lower by Standard & Poor’s, Ba1 or lower by Moody’s or have a comparable rating by another NRSRO at the time of investment.

The following replaces in its entirety the table under the “Risks of the Fund” section of the Prospectuses:

Fund	Absence of Regulation	Credit/ Default	Derivatives	Expenses	Foreign	Geographic	Interest Rate	Large Shareholder Transactions	Leverage	Liquidity	Management	Market

Trend Driven Allocation	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓

Fund	Net Asset Value (“NAV”)	Non- Hedging Foreign Currency Trading	Non- Investment Grade Fixed Income Securities	Pooled Investments	Portfolio Turnover Rate	REIT	Stock	Swaps	Treasury Inflation Protected Securities	U.S. Government Securities

Trend Driven Allocation	✓	•	•	✓	✓	•	✓	✓	•	✓

In the “Risks of the Fund” section of the Prospectuses, “Emerging Countries Risk”, “Mid-Cap and Small-Cap Risk” and “Sovereign Default Risk” are removed.
In the “Appendix A—Other Portfolio Risks” section of the Prospectuses, “Risks of Emerging Countries” and “Risks of Sovereign Default” are removed.
This Supplement should be retained with your Prospectuses and Summary Prospectuses for future reference.

VITNAVOPSSTK 10-22